FINANCING RECEIVABLE	12 Months Ended
Dec. 31, 2015
FINANCING RECEIVABLE [Abstract]
FINANCING RECEIVABLE
6.	FINANCING RECEIVABLE

Financing receivable consists of the following:

	As of December 31,
	2014	2015
Current financing receivable
Used car financing	-	$72,269
Financing for installment sales	6,285	27,702
Other financing	-	47,833
Net deferred origination costs	-	209
Less allowance for financing receivable	-	(3,556)
Current financing receivable, net	$6,285	$144,457
Long-term financing receivable
Financing for installment sales	-	$3,112
Other financing	-	12,188
Less allowance for long-term financing receivable	-	(27)
Long-term financing receivable, net	-	$15,273

Financing receivable mainly represent both the principal and financing income receivable associated with the respective financing services expected to be collected from the individuals or companies receiving financing under the internet finance business at the respective balance sheet dates.

Used car financing are secured with pledged assets, which are used cars with value not less than the financing receivable. Other financing includes financing receivables related to rental financing provided to individuals referred by rental agents as well as micro cash financing to college students. Micro cash financing was not material in any of the periods presented.

The following table presents nonaccrual financing receivable as of December 31, 2014 and 2015, respectively.

	As of December 31,
	2014	2015

Used car financing	-	$432
Financing for installment sales	-	2,977
Other financing	-	174
	-	$3,583

The following table presents the aging of financing receivable as of December 31, 2015.

	0-90	over 90	total
	days	days	financing
	aging	aging	loans

Used car financing	$72,269	-	$72,269
Financing for installment sales	27,837	2,977	30,814
Other financing	59,847	174	60,021
	$159,953	$3,151	$163,104

The following table presents the aging of financing receivable as of December 31, 2014.

	0-90	over 90	total
	days	days	financing
	aging	aging	loans

Financing for installment sales	$6,285	-	$6,285
	$6,285	-	$6,285

Movement of allowance for financing receivable is as follows:

	As of December 31,
	2014	2015

Balance at beginning of year	-	-
Charge to cost of revenues	-	(3,665)
Exchange difference	-	82
Balance at end of year	-	$(3,583)